INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Classes of current inventories [abstract]
Amount of inventories recognized as expense	$ 77,391	$ 71,508